Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return		Peer Group Total Shareholder Return	Net Income (in millions)	Consolidated Adjusted OFCF (in millions)
(a)	($)(b)	($)(c)	($)(d)(1)	($)(e)	LILA ($)(f)(2)	LILAK ($)(g)(2)	($)(h)(2)	($)(i)	($)(j)(3)
2024	18,487,068	14,639,298 (4)	4,465,213	3,790,153 (5)	34.98	34.63	108.78	(627.3)	897.9
2023	16,161,952	14,550,211	3,799,987	3,421,769	40.21	40.09	101.19	(86.8)	973.0
2022	15,745,617	6,402,860	4,131,692	2,423,503	41.42	41.51	92.13	(207.8)	930.0
2021	37,576,803	31,662,646	6,226,351	5,596,550	64.13	62.27	115.30	(490.6)	961.0
2020	16,478,363	4,646,463	3,768,484	1,346,056	61.22	60.58	118.31	(809.0)	819.0

Company Selected Measure Name	•Consolidated adjusted OFCF
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Nair, who has served as our CEO since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Nair) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023 and 2022, Christopher Noyes, Aamir Hussain, Rocio Lorenzo and John Winter; (ii) for 2021, Christopher Noyes, Betzalel Kenigsztein, Vivek Khemka, Rocio Lorenzo and John Winter; and (iii) for 2020, Christopher Noyes, Betzalel Kenigsztein, Vivek Khemka and John Winter.
PEO Total Compensation Amount	$ 18,487,068	$ 16,161,952	$ 15,745,617	$ 37,576,803	$ 16,478,363
PEO Actually Paid Compensation Amount	$ 14,639,298	14,550,211	6,402,860	31,662,646	4,646,463
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Nair, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Nair’s total compensation for
2024 to determine the compensation actually paid. With respect to equity award adjustments for 2024 as disclosed in the table below, the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

2024 ($)
Summary Compensation Table (SCT) Total Compensation	18,487,068
Less: Stock Award Values Reported in SCT for the Covered Year	5,643,692
Less: Option Award Values Reported in SCT for the Covered Year	8,186,170
Plus: Incremental Share-based Compensation Expense Associated with the SAR Extensions	3,106,236
Plus: Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year	10,696,862
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	697,164
Plus/Less: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(1,323,273)
Plus/Less: Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(3,194,897)
Less: Fair Value of Equity Awards Forfeited during the Covered Year	0
Plus: Value of Dividends or other Earnings Paid on Equity Awards	0
Compensation Actually Paid	14,639,298

Non-PEO NEO Average Total Compensation Amount	$ 4,465,213	3,799,987	4,131,692	6,226,351	3,768,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,790,153	3,421,769	2,423,503	5,596,550	1,346,056
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs identified in footnote 1 as a group (excluding Mr. Nair), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the NEOs as a group (excluding Mr. Nair) for 2024 to determine the compensation actually paid, using the same methodology described above in footnote 1. With respect to equity award adjustments for 2024 as disclosed in the table below, the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

2024 Average ($)
SCT Total Compensation	4,465,213
Less: Stock Award Values Reported in SCT for the Covered Year	1,531,469
Less: Option Award Values Reported in SCT for the Covered Year	1,765,218
Plus: Incremental Share-based Compensation Expense Associated with the SAR Extensions	567,145
Plus: Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year	2,875,337
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	300,971
Plus/Less: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(380,302)
Plus/Less: Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(457,951)
Less: Fair Value of Equity Awards Forfeited during the Covered Year	0
Plus: Value of Dividends or other Earnings Paid on Equity Awards	0
Compensation Actually Paid	3,790,153

Compensation Actually Paid vs. Total Shareholder Return
As required by Item 402(v) of Regulation S-K, we are also presenting the graph below which compares the compensation actually paid to Mr. Nair and our other NEOs to the TSRs of our LILA and LILAK shares. This graph also compares the TSRs of our LILA and LILAK shares to the TSR of the MSCI Emerging Markets NTR Index, which is our peer group index in the 2024 Form 10-K. The TSRs reflected in the chart below assume reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2019.

Compensation Actually Paid vs. Net Income	The following graph compares Mr. Nair and our NEOs’ compensation actually paid to our net income for 2020, 2021, 2022, 2023 and 2024, as required by Item 402(v) of Regulation S-K.
Compensation Actually Paid vs. Company Selected Measure
We view consolidated adjusted OFCF as the most important financial measure linking our NEOs’ compensation actually paid to our performance, with performance on that measure accounting for 50%, 50%, 45%, 60% and 60% of our annual bonus program for 2020, 2021, 2022, 2023 and 2024, respectively. Accordingly, the graph below reflects general alignment between our consolidated adjusted OFCF and compensation actually paid to Mr. Nair and our other NEOs for 2020 through 2024.

Total Shareholder Return Vs Peer Group
As required by Item 402(v) of Regulation S-K, we are also presenting the graph below which compares the compensation actually paid to Mr. Nair and our other NEOs to the TSRs of our LILA and LILAK shares. This graph also compares the TSRs of our LILA and LILAK shares to the TSR of the MSCI Emerging Markets NTR Index, which is our peer group index in the 2024 Form 10-K. The TSRs reflected in the chart below assume reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2019.

Tabular List, Table

Most Important Financial Measures for 2024
•Consolidated adjusted OFCF
•Revenue
•Adjusted OIBDA

Peer Group Total Shareholder Return Amount	$ 108.78	101.19	92.13	115.30	118.31
Net Income (Loss)	$ (627,300,000)	$ (86,800,000)	$ (207,800,000)	$ (490,600,000)	$ (809,000,000.0)
Company Selected Measure Amount	897,900,000	973,000,000.0	930,000,000.0	961,000,000.0	819,000,000.0
PEO Name	Mr. Nair
Additional 402(v) Disclosure	The total shareholder return (TSR) in columns (f), (g) and (h) compares the changes in the cumulative TSR on our LILA and LILAK shares from market close on December 31, 2019 to December 31 of each of 2020, 2021, 2022, 2023 and 2024, to the change in the cumulative TSR of the MSCI Emerging Markets NTR Index, which is our peer group index in the 2024 Form 10-K (assuming reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2019).
Total Shareholder Return Amount, Class C Shares	$ 34.98	$ 40.21
Total Shareholder Return Amount, Class A Shares			$ 41.42	$ 64.13	$ 61.22
Measure:: 1
Pay vs Performance Disclosure
Name	•Consolidated adjusted OFCF
Non-GAAP Measure Description	Consolidated adjusted OFCF is OFCF as adjusted each year in accordance with our annual bonus program and for certain other unbudgeted events that the compensation committee, in its discretion and consistent with past practice, determined distorted performance against the financial performance metrics. Historically, OFCF adjustments apply foreign currency exchange rates for the covered year to our OFCF for the immediately preceding year and include the impact of acquisitions, dispositions, volcanic activity, hurricanes, earthquakes and power outages. See Compensation Discussion and Analysis—Elements of Our Compensation Packages—Annual Performance Awards—Design of 2024 Annual Bonus Program and 2024 Performance for the definition of OFCF.
Measure:: 2
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted OIBDA
LILAK [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount, Class C Shares	$ 34.63	$ 40.09	$ 41.51	$ 62.27	$ 60.58
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,696,862
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,323,273)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	697,164
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,194,897)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,643,692)
PEO | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,186,170)
PEO | Incremental Share-based Compensation Expense Associated with the SAR Extensions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,106,236
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,531,469
Non-PEO NEO | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,765,218
Non-PEO NEO | Incremental Share-based Compensation Expense Associated with the SAR Extensions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	567,145
Non-PEO NEO | Fair Value of Equity Awards Granted in the Covered Year and Outstanding and Unvested at End of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,875,337
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,971
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,302)
Non-PEO NEO | Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,951)
Non-PEO NEO | Fair Value of Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0